As filed with the Securities and Exchange Commission on September 16, 2015
Securities Act File No. 333- 205936

U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment
                                                    No.   2                                                 ☐
Post-Effective Amendment
                                                     No.                                                     ☐
(Check appropriate box or boxes)

Brown Advisory Funds
(Exact Name of Registrant as Specified in Charter)

901 South Bond St., Suite 400
Baltimore, Maryland 21231-3340
(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 645-3923

David M. Churchill
President
Brown Advisory Funds
901 South Bond St., Suite 400
Baltimore, Maryland 21231-3340
(800) 645-3923
(Name and Address of Agent for Service)

Copy to: Patrick W. D. Turley, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because an indefinite number of shares of beneficial interest have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Brown Advisory Opportunity Fund

901 South Bond Street, Suite 400
Baltimore, Maryland 21231

September __ , 2015

Dear Shareholder:

The Board of Trustees of the Brown Advisory Funds (the “Trust”) has recently approved an Agreement and Plan of Reorganization relating to the Brown Advisory Opportunity Fund, a series of the Trust (the “Acquired Fund”).  Under the Agreement and Plan of Reorganization, the Acquired Fund would be combined with the Brown Advisory Global Leaders Fund (the “Acquiring Fund”), another  series of the Trust, in a tax-free reorganization (the “Reorganization”).

The Board unanimously approved the reorganization of the Acquired Fund into the Acquiring Fund after considering the recommendation of Brown Advisory LLC, the investment adviser to both Funds, and concluding that the Reorganization would be in the best interests of the Acquired Fund and its shareholders.  The Reorganization is expected to occur on or about October 23, 2015.  Upon completion of the Reorganization, you will become a shareholder of the Acquiring Fund, and you will receive Investor Shares of the Acquiring Fund equal in value to your Investor Shares of the Acquired Fund on the closing date of the transaction.  The Reorganization is expected to be tax-free to you for Federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

The Reorganization does not require shareholder approval, and you are not being asked to vote on its approval.  We do, however, ask that you carefully review the enclosed Information Statement/Prospectus, which contains important information about each of the Funds.

If you have any questions, please call us toll-free at 1-800-540-6807 between 8:30 a.m. and 7:00 p.m., Eastern time, Monday through Friday.

Sincerely, David M. Churchill President Brown Advisory Funds

THE INFORMATION IN THIS INFORMATION STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS INFORMATION STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED

Subject to Completion

Dated:   September 16 , 2015

INFORMATION STATEMENT/PROSPECTUS

SEPTEMBER __, 2015

INFORMATION STATEMENT FOR:

Brown Advisory Opportunity Fund
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(800) 645-3923

PROSPECTUS FOR:

Brown Advisory Global Leaders Fund
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(800) 645-3923

INTRODUCTION

This combined Information Statement and Prospectus (“Information Statement/Prospectus”) is being furnished in connection with the upcoming reorganization (the “Reorganization”) of the Brown Advisory Opportunity Fund, a series of the Brown Advisory Funds, a Delaware statutory trust (the “Trust”), (the “Acquired Fund”) with and into the Brown Advisory Global Leaders Fund, another series of the Trust (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”).

This Information Statement/Prospectus is being provided to shareholders of the Acquired Fund to inform you of the pending Reorganization and to provide you with information concerning the Acquiring Fund.  Because shareholders of the Acquired Fund will ultimately hold shares of the Acquiring Fund, this Information Statement/Prospectus also serves as a Prospectus for the Acquiring Fund.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about the Acquiring Fund that a shareholder should know before investing.  A Statement of Additional Information (the “SAI”) relating to this Information Statement/Prospectus dated September __, 2015, containing additional information about the Reorganization and the Funds, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  You may receive a copy of the SAI without charge by contacting the Funds at 901 South Bond Street, Suite 400, Baltimore, Maryland, or calling toll free 1-800-540-6807.

For more information regarding the Acquiring Fund, see the Prospectus and SAI for the Acquiring Fund dated May 7, 2015, which have been filed with the SEC and which are incorporated herein by reference.  The annual report of the Acquired Fund for the fiscal year ended June 30, 2015, which highlights certain important information such as investment results and financial information for the Acquired Fund and which has been filed with the SEC, is incorporated herein by reference.  You may receive copies of each of the Prospectuses, SAIs and shareholder reports mentioned above without charge by contacting the Funds at c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 or by calling toll free 1-800-540-6807.

You also can copy and review information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION
STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and in the Agreement and Plan of Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus carefully.  For more complete information, please read each Fund’s Prospectus.

The Reorganization

The Board of Trustees of Brown Advisory Funds (the “Trust”) has approved the Agreement and Plan of Reorganization, which provides for the following:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the distribution of Acquiring Fund shares of beneficial interest to the shareholders of the Acquired Fund; and

•	the complete termination and liquidation of the Acquired Fund.

The Agreement and Plan of Reorganization is not subject to approval by shareholders of the Acquired Fund.  The Reorganization is scheduled to be effective upon the close of business on October 23, 2015, or on a later date as the parties may agree (the “Closing Date”).  As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional Investor Shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Investor Shares of the Acquired Fund as of the close of business on the Closing Date.  See “INFORMATION ABOUT THE REORGANIZATION,” below.  It is expected that the Reorganization will be a tax-free reorganization.  See “INFORMATION ABOUT THE REORGANIZATION – Tax Considerations,” below.

Board Consideration

For the reasons set forth below under “Reasons for the Reorganization and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Trustees”), has concluded that the Reorganization is in the best interest of the Acquired Fund and its shareholders, and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization.  The Board of Trustees has also approved the Reorganization on behalf of the Acquiring Fund and has concluded that the Reorganization is in the best interest of the Acquiring Fund and its shareholders, and that the interests of the Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.

The Trust

Both Funds are series of the Trust, an open-end management investment company organized as a Delaware statutory trust.  The Trust offers redeemable shares in different classes and series.  The Acquiring Fund is a recently created series within the Trust which commenced investment operations on July 1, 2015.  The Acquiring Fund currently offers for sale a single class of shares, Investor Shares.  The Acquired Fund also currently offers only Investor Shares for sale.

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COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund.

Investment Objectives and Principal Investment Strategies

The investment objective of the Acquired Fund is to achieve long-term capital appreciation while the investment objective of the Acquiring Fund is to achieve capital appreciation by investing primarily in global equities.

While the principal investment strategies of each Fund are similar, there are certain differences, as discussed below.  Each Fund invests primarily in equity securities of companies that the portfolio management team believes are leaders in their respective industry and/or country, however, the Funds differ in the market capitalization of the issuers in which they may invest.  The Acquiring Fund generally invests in the securities of medium and large capitalization companies, which, according to Brown Advisory Limited (the “Sub-Adviser”), are companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Acquired Fund may invest in companies of any size market capitalization.  The Funds also differ in the types of securities in which they may invest.  In addition to the securities both Funds may invest in, the Acquiring Fund also may invest in equity-equivalent securities, such as stock futures contracts, equity options, other investment companies and Global Depositary Receipts (“GDRs”).

In addition, there are certain other differences with respect to each Fund’s ability to invest in foreign securities.  The Acquiring Fund will, under normal market conditions, invest at least 40% of its assets outside the United States (or at least 30% of its assets if market conditions are not favorable), whereas the Acquired Fund’s investments are primarily in securities of domestic companies and the Acquired Fund may only invest up to 20% of its assets in foreign securities.

Both Funds may hold some cash, prime quality cash equivalents such as prime commercial paper and other money market instruments for reserves to cover redemptions and unanticipated expenses.  In addition, there may be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing without limit in such investments for temporary defensive purposes. During those times, a Fund may not be able to pursue or achieve its investment objective and, instead, will focus on preserving its assets.

Set forth below is a side-by-side comparison of the investment objectives and principal investment strategies of each of the Funds.

	Brown Advisory Opportunity Fund	Brown Advisory Global Leaders Fund
Investment Objective	The Fund seeks to achieve long-term capital appreciation.	The Fund seeks to achieve capital appreciation by investing primarily in global equities.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities.  The Adviser may invest broadly across the traditional style spectrum and may incorporate a mix of value and growth investment strategies, regardless of market capitalization. The Adviser selects equity securities of “high quality companies” that the Adviser believes have significant market opportunities where the companies are leaders or potential leaders in their respective industries, market proprietary products and services or are engaged in new product development and product cycle leadership that sustains a strong brand franchise.

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund also will, under normal market conditions:  (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.  The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries.

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Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”), and the Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  ADRs may be sponsored or unsponsored.  The Fund may invest up to 20% of its net assets in foreign securities, including in emerging markets.

The Adviser may sell a security or reduce its position if:

•  It fails to meet initial investment criteria; or
•  The security becomes overvalued relative to the long-term expectation.
The equity securities in which the Fund may invest will include the equity securities of companies that Brown Advisory Limited (the “Sub-Adviser”) believes are leaders within their industry or country as demonstrated by an ability to deliver high relative return on invested capital over time. This typically can be attributable to, among other things, a strong competitive position and a defendable barrier to entry. The equity securities in which the Fund may invest include common stock, preferred stock, equity-equivalent securities, such as stock futures contracts, equity options, other investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and exchange-traded funds (“ETFs”). The equity securities in which the Fund may invest will generally be issued by mid- and large-capitalization companies. Medium and large market capitalization compares are, according to the Sub-Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. In addition to those securities, the Fund may also invest in convertible bonds, Rule 144A securities, US Treasury bills, fixed and/or floating rate US Government securities, real estate investment trusts and unlisted securities.

The Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

Investment Adviser	Brown Advisory LLC	Brown Advisory LLC

Sub-Adviser	None	Brown Advisory Limited

Portfolio Managers	Maneesh Bajaj, CFA Eric Gordon, CFA Paul Li, Ph.D., CFA	Michael Dillon, CFA

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COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.   The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal year ended June 30, 2015 for the Acquired Fund and estimated expenses for the current fiscal year ending June 30, 2016 for the Acquiring Fund.  Pro forma numbers are estimated in good faith.  As indicated in the fee and expense information set forth below, the total fund operating expenses after fee waiver and/or expense reimbursement for the Acquiring Fund will be lower than for the Acquired Fund and such expense limitation will be in place at least through October 31, 2017.

Fees and Expenses

Shareholder Transaction Fees (fees paid directly from your investment)	Acquired Fund – Investor Shares(1)	Acquiring Fund– Investor Shares(2)	Combined Fund - Investor Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.65%	0.65%
Distribution (12b-1) Fees	None	None	None
Shareholder Servicing Fees	0.15%	0.15%	0.15%
Other Expenses	0.51%	1.69%(3)	0.64%
Acquired Fund Fees and Expenses(4)	0.07%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.58%	2.50%	1.45%
Fee Waiver and/or Expense Reimbursement	-0.01%	-1.64%	-0.59%
Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%(5)	0.86%(6)	0.86%(6)

1	The Acquired Fund’s expenses are based on the Acquired Fund’s actual expenses for the fiscal year ended June 30, 2015 .

2	Since the Acquiring Fund had not yet commenced investment operations as of June 30, 2015, expenses are estimated for the current fiscal year ending June 30, 2016.

3	“Other Expenses” for the Acquiring Fund are based on estimated amounts for the current fiscal year ending June 30, 2016.

4
“Acquired Fund Fees and Expenses” are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and, for the Acquiring Fund, they are based on estimated amounts for the current fiscal year ending June 30, 2016.

5
Brown Advisory, as the Acquired Fund’s adviser, has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Acquired Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Investor Shares to 1.50% of the Acquired Fund’s average daily net assets through October 31, 2015.  The Acquired Fund may have Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement higher than this expense cap as a result of any Acquired Fund Fees and Expenses or other expenses that are excluded from the calculation.  The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Acquired Fund, upon 60 days written notice to the Adviser.  The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees.  The Adviser may recoup any waived amount from the Acquired Fund pursuant to this agreement only if such reimbursement does not cause the Acquired Fund to exceed existing expense limitations and the reimbursement is made within the first three years after the year in which the Adviser actually incurred the expense or made the actual reimbursement.

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6
Brown Advisory, as the Acquiring Fund’s adviser, has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Acquiring Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Investor Shares to 0.85% of the Acquiring Fund’s average daily net assets through October 31, 2017.  The Acquiring Fund may have Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement higher than this expense cap as a result of any Acquired Fund Fees and Expenses or other expenses that are excluded from the calculation.  The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees, on behalf of the Acquiring Fund, upon 60 days written notice to the Adviser. The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup any waived amount from the Acquiring Fund pursuant to this agreement only if such reimbursement does not cause the Acquiring Fund to exceed existing expense limitations and the reimbursement is made within the first three years after the year in which the Adviser actually incurred the expense or made the actual reimbursement.

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same (taking into account the contractual expense limitations, as applicable).  The examples for the Acquired Fund and the Acquiring Fund each reflect the contractual fee waivers through the end of the current term.  Your actual costs may be higher or lower than those presented.

Fund	1 year	3 years	5 years	10 years
Acquired Fund
Investor Shares	$160	$498	$859	$1,877

Acquiring Fund
Investor Shares	$88	$454	$1,024	$2,577

Pro Forma Combined
Investor Shares	$88	$339	$677	$1,630

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Both Funds currently only offer Investor Shares which have the same class-specific features with respect to each Fund, including shareholder servicing fees. Investor Shares are sold at NAV without any sales charge being imposed.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders.  More complete information regarding the Funds may be found in Exhibit B to this Information Statement/Prospectus.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following summarizes and compares the principal risks of investing in the Funds.  The fact that a risk is not listed as a principal risk does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in any Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.

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Similar Risks and Investment Restrictions of the Funds

The Acquired Fund and the Acquiring Fund share similar fundamental investment limitations, with one exception noted below.  In addition, the Acquired Fund and the Acquiring Fund have the same non-fundamental investment limitation.  Because of the similarities between the investment objectives, strategies and limitations of the Funds, the risks of investing in the Acquired Fund are similar to the risks of investing in the Acquiring Fund.  Risks that the Acquired Fund and the Acquiring Fund share include the following:

Convertible Securities Risk: The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Equity and General Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. A Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

ETF Risk: ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by a Fund can generate brokerage expenses. Shareholders of the Funds will indirectly be subject to the fees and expenses of the individual ETFs in which a Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with a Fund's own operations.

Emerging Markets Risk: The Funds may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector.

Foreign Securities Risk: The Funds may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments, accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject, limited information about foreign companies, less liquidity in foreign markets and less protection to the shareholders in foreign markets.

Growth Company Risk: Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk: A Fund may not meet its investment objective based on the Adviser’s or the Sub-Adviser’s (as applicable) success or failure to implement investment strategies for the Fund.

Medium Capitalization Company Risk: Securities of medium-sized companies held by a Fund may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of medium-sized companies may decline more in response to selling pressures.

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Private Placement Risk: The Funds may invest in privately issued securities of foreign common and preferred stock, convertible debt securities, ADRs, real estate investment trusts (“REITs”) and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

REIT and Real Estate Risk: The value of a Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

Value Company Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of investing primarily in value-oriented securities may decrease in response to the activities and financial prospects of an individual company.

Distinct Risks and Investment Restrictions of the Funds

Risks and Investment Restrictions Specific to the Acquired Fund

Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

Smaller and Medium Capitalization Company Risk: Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies. Additionally the price of smaller companies may decline more in response to selling pressures.

Fundamental Investment Limitations: For purposes of its fundamental investment limitation on concentration, the Acquired Fund will limit investments in foreign government securities to no more than 25% of the Acquired Fund’s total assets.

Risks and Investment Restrictions Specific to the Acquiring Fund

American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Currency and Exchange Rate Risk: Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, the Acquiring Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

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Derivatives Risk: The risks of investments in options and futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Investments in Other Investment Companies Risk: Shareholders of the Acquiring Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Liquidity Risk: Certain securities held by the Acquiring Fund may be difficult (or impossible) to sell at the time and at the price the Fund would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

New Fund Risk: The Acquiring Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

U.S. Government Securities Risk:  Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Valuation Risk: The prices provided by the Acquiring Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

COMPARISON OF PERFORMANCE

Set forth below is performance information for the Acquired Fund. The Acquiring Fund commenced investment operations on July 1, 2015 and therefore does not have performance information for one calendar year.  As a result, no performance information for the Acquiring Fund is included in this Information Statement/Prospectus.

The following performance information provides some indication of the risks of investing in the Acquired Fund.  The bar chart below illustrates how the Acquired Fund’s total returns have varied from year to year.  The table below illustrates how the Acquired Fund’s average annual total return for the one-year, five-year and ten-year periods compare with a broad-based securities index.  The Acquired Fund’s past performance, before and after taxes, is not necessarily an indication of how the Acquired Fund will perform in the future.  Updated performance is available on the Acquired Fund’s website at www.brownadvisoryfunds.com.

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Acquired Fund – Investor Shares
Calendar Year Total Returns

During the periods shown in the chart, the highest quarterly return for Investor Shares was 17.63% (for the quarter ended September 30, 2009) and the lowest quarterly return was -30.01% (for the quarter ended December 31, 2008).

The calendar year-to-date return for the Investor Shares through June 30, 2015 was 3.22%.

Acquired Fund’s Average Annual Total Returns for the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Investor Shares
Return Before Taxes	6.08%	15.28%	5.98%
Return After Taxes on Distributions	6.08%	15.28%	5.98%
Return After Taxes on Distributions and Sale of Fund Shares	3.44%	12.34%	4.81%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%	15.63%	7.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Acquired Fund shares, a tax deduction is provided that benefits the investor.

Table of Contents - Statement/Prospectus

INFORMATION ABOUT THE REORGANIZATION

The Agreement and Plan of Reorganization

The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Agreement and Plan of Reorganization.  Significant provisions of the Agreement and Plan of Reorganization are summarized below, however, this summary is qualified in its entirety by reference to the form of the Agreement and Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

The Agreement and Plan of Reorganization provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities; and (ii) the distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund, as provided for in the Agreement and Plan of Reorganization. The Acquired Fund will then be terminated and liquidated.

After the Reorganization, each shareholder of the Acquired Fund will own Investor Shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Investor Shares in the Acquired Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of the Acquiring Fund will not be represented by physical certificates.

The Acquiring Fund and the Acquired Fund have adopted the same valuation policies and procedures and therefore there are no differences between their respective valuation policies and procedures for purposes of valuing assets in each respective Fund.

Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem or exchanges their shares.

The obligations of the Funds under the Agreement and Plan of Reorganization are subject to various conditions, including receipt of an opinion from legal counsel that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  The Agreement and Plan of Reorganization may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Exhibit A to review the terms and conditions of the Agreement and Plan of Reorganization.

Reasons for the Reorganization and Board Considerations

The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on July 27, 2015.  At this meeting, representatives of the Adviser provided, and the Board reviewed, information about the proposed Reorganization.  For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that the Reorganization is in the best interests of both Funds and their shareholders and that the interests of the Funds and their shareholders would not be diluted as a result of the Reorganization. The Board took note of the fact that the Reorganization is being conducted in accordance with applicable rules under the 1940 Act that permit affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant conditions were satisfied in connection with the Reorganization and that shareholders of the Acquired Fund would receive prior notice of the Reorganization.

Representatives of the Adviser had informed the Board of Trustees that they had determined that the Reorganization would be advisable and in the best interests of the Acquired Fund, the Acquiring Fund, and their shareholders because the primary purpose of the Reorganization is to combine two funds with similar investment strategies into a single fund.  The Adviser informed the members of the Board that it had determined that it was advisable to seek a reorganization transaction for the Acquired Fund due to the continuing small asset size of the Acquired Fund.  The Board took note of the fact that the current portfolio managers for the Acquired Fund will be serving as research analysts for the Acquiring Fund supporting the Portfolio Manager of the Acquiring Fund and that the Acquiring Fund is subject to an expense cap on its operating expenses that is substantially lower than the expense cap to which the Acquired Fund is subject.

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The Board of Trustees of the Trust, in determining to approve the proposed Reorganization, considered a number of factors in connection with this decision.  Among the factors considered by the Board were: (1)  the terms of the proposed Reorganization, including the anticipated tax-free nature of the transaction for the Funds and their shareholders; (2) that the investment objectives and principal investment strategies of the Funds are similar, although the Acquiring Fund maintains a particular emphasis on global investments; (3) the operating expense ratios of the Funds and the potential for lower operating expenses for the Funds as a result of the Reorganization based upon the Adviser’s commitment to maintain a fee waiver for a period of two years so that total Fund operating expenses of the Acquiring Fund, after waivers and reimbursements, are expected to be below that of the Acquired Fund; (4) that the Adviser has indicated that it does not expect to continue operating the Acquired Fund at its current asset level; (5) that the Portfolio Managers for the Acquired Fund will continue to be involved with the management of the Acquiring Fund following the completion of the transaction in their capacity as research analysts supporting the Portfolio Manager of the Acquiring Fund; and (6) that neither the Funds nor their shareholders will bear any costs of the Reorganization because the Adviser has agreed to bear all of the costs of the transaction.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended.  Accordingly, pursuant to this treatment, neither the Acquired Fund nor its shareholders, nor the Acquiring Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Agreement and Plan of Reorganization.  As a non-waiveable condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP, counsel to the Trust, to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Fund may pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward).  Such dividends will be included in the taxable income of the Acquired Fund shareholders.

In connection with the Reorganization, it is anticipated that the Acquired Fund will sell certain of its portfolio securities which are not intended to be retained by the Acquiring Fund.  The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Acquired Fund, depending upon the specific circumstances of the portfolio security, which are then passed through to shareholders.  For example, if such securities had been sold on June 30, 2015, the sale of these portfolio securities by the Acquired Fund would have totaled approximately $5,361,861 and would have generated approximately $1,534,035 in capital gains for the Acquired Fund, excluding brokerage costs, and absent the application of the Acquired Fund’s available capital loss carry forwards.  Because the Acquired Fund had available capital loss carry forwards for offset against capital gains that exceeded the total amount of the capital gains that would have been realized by the Acquired Fund, shareholders would not have recognized any capital gains relating to the subject portfolio securities sales.  The brokerage costs estimated to be incurred with respect to the sale of these portfolio securities is approximately $4,280 (or approximately $0.00987 per share).

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There may be a limitation on the amount of any capital loss carryover that may be transferred from the Acquired Fund to the Acquiring Fund.  This limitation could result in certain capital losses expiring before being used.  However, there is no assurance that such losses would be used even in the absence of the Reorganization.  Any restrictions on the utilization of capital loss carryforwards will depend on the facts and circumstances at the time of the Closing of the Reorganization.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The Adviser is responsible for the expenses related to the Reorganization, other than brokerage costs incurred, and neither of the Funds will bear any of the costs or expenses incurred in connection with carrying out the Reorganization.  The Adviser anticipates that it will incur approximately $50,000 in expenses related to the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

Brown Advisory LLC (the “Adviser”), located at 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland in 1998.  The Adviser and its affiliates have provided investment advisory and management services to clients for over 10 years.  As of June 30, 2015, Brown Advisory had approximately $52 billion in assets under management and advisement, including both discretionary and non-discretionary accounts.

Brown Advisory Limited, 6-10 Bruton Street, Third Floor, London, W1J6PX, United Kingdom, which is an affiliate of the Adviser, is the Acquiring Fund’s Sub-Adviser.

Michael Dillon, CFA, serves as Portfolio Manager of the Acquiring Fund and has served as the Acquiring Fund’s Portfolio Manager since the commencement of the Acquiring Fund’s operations.  Mr. Dillon is a portfolio manager with Brown Advisory Limited.  He formerly worked at HSBC Global Asset Management in Hong Kong where he was the Co-Head of Asian Equities. Mr. Dillon, a Chartered Financial Analyst (CFA), is originally from Australia and graduated from the University of Melbourne.

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The Acquiring Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and the Portfolio Manager’s ownership of shares in the Acquiring Fund.

Subject to the general oversight of the Board of Trustees of the Trust and the Adviser, the Sub-Adviser is directly responsible for making the investment decisions for the Acquiring Fund and is responsible for the purchase and sale of the Acquiring Fund’s investments.

Pursuant to its Investment Advisory Agreement with the Acquiring Fund, for its services to the Acquiring Fund, the Adviser is entitled to receive a monthly fee at an annual rate of 0.65% of the average daily net assets of the Acquiring Fund.  The Adviser may periodically waive all or a portion of its advisory fee with respect to the Acquiring Fund.  Pursuant to a Sub-Advisory Agreement entered into between the Adviser and the Sub-Adviser with respect to the Acquiring Fund, the Adviser pays the Sub-Adviser a fee equal on to an annual rate of 0.39% of the average daily net assets of the Acquiring Fund.

The Adviser also provides certain business management services to each of the Funds pursuant to a Business Management Agreement, including, without limitation, monitoring of the Funds’ relationships with third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust.  For these services, the Adviser is entitled to receive a fee from the Acquiring Fund and the Acquiring Fund at a rate of 0.05% of each respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end or contingent deferred sales loads, taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement for Investor Shares to 0.85%, of the Acquiring Fund’s average daily net assets through October 31, 2017.  The Acquiring Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than this expense cap as a result of any Acquired Fund Fees and Expenses or other expenses that are excluded from the calculation. The contractual waivers and expense reimbursements may be changed or eliminated at any time by the Board of Trustees of the Trust, on behalf of the Acquiring Fund, upon 60 days written notice to the Adviser.  The contractual waivers and expense reimbursements may not be terminated by the Adviser without the consent of the Board of Trustees.  The Adviser may recoup any waived amount from the Acquiring Fund pursuant to this agreement if such reimbursement does not cause the Acquiring Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.

Information regarding the basis on which the Board of Trustees approved the Acquiring Fund’s Investment Advisory as well as the basis on which the Board of Trustees approved the Sub-Advisory Agreement between the Adviser and the Sub-Adviser will be available in the Acquiring Fund’s shareholder report to be dated December 31, 2015.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain fund administration, fund accounting and transfer agency services to each of the Funds.

Quasar Distributors, LLC (the “Distributor”) serves as each Fund’s Distributor and principal underwriter in connection with the offering of each Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares of the Funds.  The Distributor is an affiliate of the Transfer Agent.

Table of Contents - Statement/Prospectus

U.S. Bank N.A. serves as custodian to each of the Funds.  The Transfer Agent, the Distributor and U.S. Bank N.A. are affiliates.

Performance of the Acquiring Fund

Because the Acquiring Fund has not been in operation for a full fiscal period, past performance information for the Fund is not yet available.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The fiscal year end of the Funds is June 30.  The financial highlights of the Acquired Fund for the five (5) years ended June 30, 2015 are contained in the Acquired Fund’s most recent annual report dated June 30, 2015, and the information in the financial highlights has been audited by Tait, Weller & Baker LLP, the Acquired Fund’s independent registered public accounting firm.  The annual report to shareholders, including the financial highlights, is incorporated by reference herein.

The Acquiring Fund has not been operational for a full fiscal period, and therefore financial highlights are not currently available.

Form of Organization

The Funds are series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust.  The Trust is governed by a Board of Trustees consisting of six members.

Capitalization

The following table shows the capitalization of each of the Funds as of June 30, 2015, and on a pro forma basis as of June 30, 2015 giving effect to the Reorganization as if it had occurred on that date:

	Brown Advisory Opportunity Fund	Brown Advisory Global Leaders Fund	Adjustments	Brown Advisory Global Leaders Pro Forma Combined
Net Assets
Investor Class	$10,705,294	$ -	$ -	$10,705,294

Shares Outstanding
Investor Class	433,583			433,583

Net Asset Value Per Share
Investor Class	$ 24.69	$ -	$ -	$ 24.69

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Security Ownership of Certain Beneficial Owners

As of September 11, 2015, the following persons owned beneficially or of record 5% or more of the outstanding Investor Shares of the Acquired Fund:

Name and Address of Owner	Number of Shares	Percentage Ownership of Share Class	Type of Ownership

First Clearing LLC FBO Mutual Fund Clients 1 North Jefferson Ave. St. Louis, MO 63103-2287	186,814	45.19%	Record
	79,804	19.30%	Record
U.S. Bank, N.A.
FBO Clients
PO Box 1787
Milwaukee, WI 53201-1787

Charles Schwab & Co., Inc.	34,261	8.29%	Record
FBO Mutual Fund Clients
101 Montgomery Street
San Francisco, CA 94104-4151

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), is made as of the ____ day of __________, 2015, by Brown Advisory Funds, a Delaware statutory trust with its principal place of business at 901 South Bond Street, Baltimore, Maryland 21231, on behalf of each of its two separate investment series, the Brown Advisory Global Leaders Fund (the “Acquiring Fund”) and the Brown Advisory Opportunity Fund (the “Acquired Fund”), with respect to the reorganization transaction described below.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Shares of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are each separate investment series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.  Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

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1.2.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.  The Acquiring Fund shall assume all of the liabilities of the Acquired Fund.   The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 8.2 hereof.

1.4.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5.  Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Investor Shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Investor Shares of the Acquiring Fund received by the Acquired Fund pursuant to paragraph 1.1 and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of such Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Investor Shares of the Acquired Fund owned by such shareholders on the Closing Date.  All issued and outstanding Investor Shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing such Acquiring Fund Shares in connection with such exchange.

1.6.  Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books.  Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7.  Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8.  As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION

2.1.  The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board.

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2.2.  All computations of value shall be made by the Acquired Fund’s accounting agent and shall be subject to review by the Acquiring Fund’s accounting agent and by each Fund’s respective independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1.  The Closing Date shall be October 23, 2015, or such other date as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2.  The Trust shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Trust on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.  The Trust shall direct U.S. Bancorp Fund Services LLC (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.  In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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4.	REPRESENTATIONS AND WARRANTIES

4.1.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)  The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b)  The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws;

(d)  The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to the Acquired Fund as of the Closing Date;

(h)  Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of the its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(i)  The Statement of Assets and Liabilities and Schedule of Investments of the Acquired Fund as of June 30, 2015, and the related Statement of Operations, Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Tait, Weller, and Baker LLP, an independent registered public accounting firm, included in its report dated August 28, 2015, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)  Since June 30, 2015, there have not been any material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (k), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(m)  All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into the Acquired Fund shares;

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(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)  The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respect.

4.2.  The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Trust as follows:

(a)  The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b)  The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)  The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f)  No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(g)  All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i)  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j)  The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k)  The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses;

(l)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m)  For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

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5.2.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.  As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.6.  The Acquiring Fund and the Acquired Fund shall each use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7.  The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.  The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

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6.3.  The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date;

6.4.  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

6.5.  The Trust, on behalf of the Acquired Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquiring Trust), dated as of the Closing Date, covering the following points:

(a)  The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company, and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b)  The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c)  The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Trust, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(d)  The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust is a party or by which it is bound;

(e)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

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(f)  The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the  Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Acquiring Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust and applicable law; and

(g)  To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their respective properties or assets and neither the Trust nor the Acquiring Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.  The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.  The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.  The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

7.6.  The Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquired Trust), covering the following points:

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(a)  The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Fund’s properties and assets, and to carry on its business, including that of the Acquired Fund, as presently conducted;

(b)  The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c)  The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Trust, judgment or decree to which the Trust is a party or by which it is bound;

(d)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act (assuming the availability of the exemption provided in Rule 145(a)(2) thereunder), the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e)  The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the  Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f)  The outstanding shares of the Acquired Fund are registered under the 1933 Act, and such registration is in full force and effect; and

(g)  To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their respective properties or assets, and neither the Trust nor the Acquired Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.7.  Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing:  (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

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7.8.  The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund, or with respect to the Acquiring Fund, respectively, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3.  The Registration Statement on Form N-14 filed by the Trust on behalf of the Acquiring Fund shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4.  The parties shall have received the opinion of Dechert LLP, counsel to the Acquiring Fund and the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Acquiring Fund and the Acquired Fund.  Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

9.	INDEMNIFICATION

9.1.  The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

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9.2.  The Trust agrees, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	BROKERAGE FEES AND EXPENSES

10.1.  The Trust, on behalf of both the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.  The expenses relating to the Reorganization will be borne by Brown Advisory LLC.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.  The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Acquiring Fund or the Acquired Fund.

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14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, Maryland 21231 Attn: David M. Churchill, President

With a copy to:
Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006 Attn : Patrick W.D. Turley, Esq.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

BROWN ADVISORY FUNDS,
     on behalf of the Brown Advisory Global Leaders Fund

     By:  _____________________________________

     Name:  ___________________________________

 Title: ____________________________________

BROWN ADVISORY FUNDS,
     on behalf of the Brown Advisory Opportunity Fund

 By:  _____________________________________

 Name:  ___________________________________

 Title:  ____________________________________

BROWN ADVISORY LLC (solely with respect to Section 10.2)

      By:  _____________________________________

     Name:  ___________________________________

     Title:  ____________________________________

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EXHIBIT B

BROWN ADVISORY GLOBAL LEADERS FUND

(the “Fund”)

SHAREHOLDER INFORMATION

(Investor Shares)

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Fair value determinations may be made as described below under procedures as adopted by the Fund’s Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Under the procedures adopted by the Board, the Board may delegate fair value determinations to the Adviser or third-party pricing services, subject to the supervision of the Adviser and the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies, and the prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in securities that are traded primarily in foreign markets, a significant gap in time can exist between the time of a particular security’s last trade on a foreign market, and the time at which the Fund calculates its NAV.  If an event that could materially affect the value of the Fund’s securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of  the Fund’s securities may no longer reflect their market value at the time the Fund calculate its NAV.  In such a case, the Fund may use fair value methods to value such securities.

The Fund may invest in the securities of smaller and/or medium companies.  The Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, the Fund may invest in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Types of Accounts
Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/
   Organization, Trust Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

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Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$5,000	$100
– Traditional and Roth IRA Accounts	$2,000	$100
– Accounts with Systematic Investment Plans	$2,000	$100
Advisor Shares
– Standard Accounts	$2,000	$100
– Traditional and Roth IRA Accounts	$1,000	N/A
– Accounts with Systematic Investment Plans	$250	$100
– Qualified Retirement Plans	N/A	N/A

How to Buy Shares

This section explains how you can purchase shares of the Fund.  If you’re opening a new account, an Account Application is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free) or 414-203-9064.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)
• Mail your completed application (along with other required documents as described in the application) and a check to:
   Brown Advisory Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

• Write your account number on your check
• Send your check with (a) a completed investment slip
   from a prior statement or confirmation or (b) letter of
    instruction to:
   Brown Advisory Funds
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

By Wire
• Submit your completed application (and other required
   documents as described in the application). An account
   will be established for you and you will be contacted
   with the account number.
• Instruct your financial institution to wire your money
   using the instructions in the section entitled “Your
   Account – How to Buy
   Shares – Purchase By Wire” in this prospectus.

• Call to notify us of your incoming wire
• Instruct your financial institution to wire your money
   using the instructions in the section entitled “Your
   Account – How to Buy Shares – Purchase By Wire”
   in this prospectus.

By Telephone	Not accepted for initial purchases
• If you have telephone purchase privileges on the account,
   you may purchase additional shares in the amount of $100
   or more using the bank account on record by calling
   800-540-6807 (toll free) or 14-203-9064.

Table of Contents - Statement/Prospectus

Buying Shares	Opening an Account	Adding to an Account
By Internet (must have a United States bank account)
• Log onto the Fund’s website at
   www.brownadvisoryfunds.com
• Click on “Open an Account Today”
• Be prepared to have the required information to open
   your new account.
• Accept the terms of the online Account Application.
• Complete the online Account Application.
• The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your
   Account Application.
• Note – you may be responsible for any unauthorized Internet order aslong as the Transfer Agent has taken reasonable
   measures to verify that the order is genuine.

• Log onto the Fund’s website at
   www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Purchase menu option.
• Follow the instructions provided.

By Automatic Investment Plan (must have a United States bank account)	Not accepted for initial purchases
• Complete the Automatic Investment Plan section of the
   application or submit a letter of instruction if your account was opened without this being done.
• Attach a voided check to your application or letter
   of instruction.
• Mail the completed application or letter and voided check.
• Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Fund is unable to accept post-dated checks or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

•
ACH (must have a United States bank account) refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

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Purchase through Financial Intermediaries.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary, or if applicable, a Financial Intermediary’s designee.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent.  Receipt will be deemed to occur when the Transfer Agent physically picks up such mailings.

Purchase by Wire.  If you are making your first investment in one of the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 to advise the Transfer Agent of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
 U.S. Bank, N.A.
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202
 ABA #075000022
 Credit: U.S. Bancorp Fund Services, LLC
 Account #112-952-137
 Further Credit: Brown Advisory Funds, [Insert Fund Name and Class]
 (Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Purchase by Telephone.  If your account has been open for at least 15 days, and you did not decline telephone privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807 (toll free) or 414-203-9064.  You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated.  For security reasons, requests by telephone may be recorded.

Table of Contents - Statement/Prospectus

Purchase by Internet (must have a United States bank account).  You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisoryfunds.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption.  Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges. If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan (must have a United States bank account).  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the Fund’s AIP.

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  Under normal circumstances, the Fund will send redemption proceeds to you within 5 business days.  If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

Table of Contents - Statement/Prospectus

Selling Shares
By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your Account
   Application and you provided a voided check
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
   (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your Account Application.

By Internet
• Log onto the Fund’s website at www.brownadvisoryfunds.com
• Click on “Shareholder Access”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your
   Account Application or sent by check to your address of record.

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Table of Contents - Statement/Prospectus

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Fund.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program (must have a United States bank account).  The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.  This program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

Table of Contents - Statement/Prospectus

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the SWP.

Exchange Privileges

You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Equity Income, Brown Advisory Sustainable Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Global Leaders Fund, Brown Advisory Multi-Strategy Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Total Return Fund, Brown Advisory Strategic Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax Exempt Bond Fund, Brown Advisory Mortgage Securities Fund,  Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – WMC Japan Alpha Opportunities Fund, Brown Advisory – Somerset Emerging Markets Fund, and Brown Advisory Emerging Markets Small-Cap Fund are other mutual funds advised by the Adviser offered in a separate prospectus.  To obtain the prospectuses for the afore-mentioned list of funds and the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064.  Please read the other prospectus carefully to determine eligibility to exchange into those funds.   Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.  Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”).  You may exchange your shares by mail or telephone, unless you declined telephone privileges on your Account Application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of the fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an Account Application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

Table of Contents - Statement/Prospectus

Account and Transaction Polices

Redemption/Exchange Fee.  The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase. The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs.  The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee.  The following redemptions are exempt from application of the redemption fee:
•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;
•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	Redemptions of shares purchased through a dividend reinvestment program;
•	Redemptions pursuant to the Fund’s systematic programs; or
•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if applicable, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Table of Contents - Statement/Prospectus

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your Account Application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund Account Application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:
•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;
•	When requesting a change in ownership on your account; or
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.  The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

Table of Contents - Statement/Prospectus

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser represents excessive trading, may be disruptive to the management of the Fund’s portfolio, may increase the Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile. The Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind.  The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you by a distribution of liquid securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance.  If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

Internet Transactions.  You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisoryfunds.com.  Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery.  Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive quarterly shareholder statements and tax statements electronically on www.brownadvisoryfunds.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisoryfunds.com or contacting the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from the Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Table of Contents - Statement/Prospectus

Policy on Prohibition of Foreign Shareholders.  Shares of the Fund have not been registered for sale outside of the United States.  Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser.  The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  The Fund accepts checks and ACH transfers at full value subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent receives your new address.  In addition, the amount of any outstanding cash distribution checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Distributions

The Fund declares distributions from net investment income at least annually.  Any net capital gain realized by the Fund will be distributed at least annually.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;
(2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

The Fund intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund generally will not be subject to tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on the Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s taxable distributions of net investment income and short-term capital gains, if any, are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Table of Contents - Statement/Prospectus

The maximum tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.  A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates.  These rate reductions do not apply to corporate taxpayers.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of such foreign taxes paid by it as additional income to each shareholder which would generally permit each shareholder (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its Federal income tax liability.  It is expected that the Fund will be eligible to make this election, although there can be no assurance in this regard.  The Fund will notify you if they make this election.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

Dividends paid by the Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Table of Contents - Statement/Prospectus

PART B

BROWN ADVISORY FUNDS

Statement of Additional Information

September __ , 2015

Acquisition of the Assets and Liabilities of: Brown Advisory Opportunity Fund (A Series of Brown Advisory Funds) 901 South Bond St., Suite 400 Baltimore, MD 21231-3340	By and in Exchange for Shares of: Brown Advisory Global Leaders Fund (A Series of Brown Advisory Funds) 901 South Bond St., Suite 400 Baltimore, MD 21231-3340

This Statement of Additional Information of Brown Advisory Funds (“SAI”) is available to the shareholders of Brown Advisory Opportunity Fund (the “Opportunity Fund”, a series of Brown Advisory Funds (the “Trust”), in connection with a proposed transaction whereby all of the assets and liabilities of the Opportunity Fund will be transferred to Brown Advisory Global Leaders Fund (the “Global Leaders Fund”), a series of the Trust, in exchange for shares of the Global Leaders Fund.

This SAI consists of: (i) this cover page; and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.
The SAI for the Brown Advisory Opportunity Fund dated October 31, 2014, as filed on October 31, 2014 (File No: 333-181202) and the SAI for the Brown Advisory Global Leaders Fund dated May 7, 2015, as filed on May 7, 2015 (File No: 333-181202).

2.	The Financial Statements of the Brown Advisory Opportunity Fund included in the Annual Report to Shareholders dated June 30, 2015, as filed on September 4, 2015 (File No: 811-22708).

3.	The pro forma Financial Statements of the surviving fund, the Brown Advisory Global Leaders Fund, as of June 30, 2015.

The Brown Advisory Global Leaders Fund commenced investment operations on July 1, 2015 and has not yet filed any shareholder reports.

The pro forma Financial Statements of the surviving fund, the Brown Advisory Global Leaders Fund, that are included herein, have as their effective date June 30, 2015, as that date is the date of the most recent Financial Statements of the Acquired Fund.  As noted above, the surviving fund is recently formed and has not yet prepared or filed any shareholder reports.

This SAI is not a prospectus.  An Information Statement/Prospectus dated September __ , 2015, relating to the reorganization of the Opportunity Fund may be obtained, without charge, by writing to Brown Advisory Funds at 901 South Bond St., Suite 400, Baltimore, MD 21231-3340 or calling (800) 645-3923.  This SAI should be read in conjunction with the Information Statement/Prospectus.

Table of Contents - Statement/Prospectus

Brown Advisory Global Leaders Fund
Pro Forma Schedule of Investments
June 30, 2015 (Unaudited)

	Brown Advisory Opportunity Fund		Brown Advisory Global Leaders Fund		Brown Advisory Global Leaders Fund Pro Forma Combined

Security Description	Shares	Value $	Shares	Value $	Shares	Value $
Common Stocks – 98.0%
Consumer Discretionary - 17.1%
2U, Inc.* #	6,703	215,770	–	–	6,703	215,770
Alibaba Group Holding, Ltd.* #	1,000	82,270	–	–	1,000	82,270
Amazon.com, Inc.*	443	192,302	–	–	443	192,302
Best Buy, Inc. #	4,239	138,234	–	–	4,239	138,234
Bright Horizons Family Solutions, Inc.* #	3,028	175,018	–	–	3,028	175,018
Chipotle Mexican Grill, Inc.* #	171	103,453	–	–	171	103,453
Garmin, Ltd. #	1,914	84,082	–	–	1,914	84,082
Krispy Kreme Doughnuts, Inc.* #	7,322	141,022	–	–	7,322	141,022
Lowe’s Companies, Inc. #	2,191	146,731	–	–	2,191	146,731
Priceline Group, Inc.*	151	173,857	–	–	151	173,857
Starbucks Corp.	3,165	169,691	–	–	3,165	169,691
Under Armour, Inc.*	2,534	211,437	–	–	2,534	211,437
		1,833,867	–	–		1,833,867
Consumer Staples – 4.4%
Estee Lauder Companies, Inc.	1,424	123,404	–	–	1,424	123,404
Mead Johnson Nutrition Co.	1,540	138,939	–	–	1,540	138,939
PriceSmart, Inc. #	1,702	155,290	–	–	1,702	155,290
Whole Foods Market, Inc. #	1,388	54,743	–	–	1,388	54,743
		472,376		–		472,376
Energy – 6.1%
FMC Technologies, Inc.* #	1,501	62,276	–	–	1,501	62,276
Occidental Petroleum Corp.	2,762	214,801	–	–	2,762	214,801
Oceaneering International, Inc.	4,732	220,464	–	–	4,732	220,464
Phillips 66#	1,914	154,192	–	–	1,914	154,192
		651,733		–		651,733
Financials - 16.8%
American Capital, Ltd.* #	11,902	161,272	–	–	11,902	161,272
Ameriprise Financial, Inc.	1,421	177,526	–	–	1,421	177,526
Charles Schwab Corp.	6,902	225,350	–	–	6,902	225,350
ConnectOne Bancorp, Inc. #	2,946	63,427	–	–	2,946	63,427
Forest City Enterprises, Inc.* #	5,894	130,258	–	–	5,894	130,258
JPMorgan Chase & Co.	3,468	234,992	–	–	3,468	234,992
Prosperity Bancshares, Inc. #	1,914	110,514	–	–	1,914	110,514
Realogy Holdings Corp.* #	1,738	81,199	–	–	1,738	81,199
Regions Financial Corp. #	11,009	114,053	–	–	11,009	114,053
SunTrust Banks, Inc. #	2,888	124,242	–	–	2,888	124,242
Synovus Financial Corp. #	5,821	179,403	–	–	5,821	179,403
TFS Financial Corp. #	11,546	194,204	–	–	11,546	194,204
		1,796,440		–		1,796,440

Table of Contents - Statement/Prospectus

Brown Advisory Opportunity Fund	Brown Advisory Global Leaders Fund	Brown Advisory Global Leaders Fund Pro Forma Combined

Security Description	Shares	Value $	Shares	Value $	Shares	Value $
Health Care - 15.8%
Acceleron Pharma, Inc.*	1,539	48,694	–	–	1,539	48,694
athenahealth, Inc.* #	1,293	148,152	–	–	1,293	148,152
Baxter International, Inc.	2,126	148,671	–	–	2,126	148,671
Bristol-Myers Squibb Co.	2,495	166,017	–	–	2,495	166,017
Coherus BioSciences, Inc.* #	991	28,640	–	–	991	28,640
DaVita HealthCare Partners, Inc.*	2,269	180,317	–	–	2,269	180,317
Dyax Corp.* #	5,306	140,609	–	–	5,306	140,609
Express Scripts Holding Co.*	2,702	240,316	–	–	2,702	240,316
Intuitive Surgical, Inc.*	413	200,099	–	–	413	200,099
Merck & Co., Inc. #	822	46,796	–	–	822	46,796
Omeros Corp.*	2,194	39,470	–	–	2,194	39,470
Receptos, Inc.* #	920	174,846	–	–	920	174,846
Tandem Diabetes Care, Inc.*	11,976	129,820	–	–	11,976	129,820
		1,692,447		–		1,692,447
Industrials - 11.2%
Albany International Corp. #	2,427	96,595	–	–	2,427	96,595
Colfax Corp.*	3,751	173,109	–	–	3,751	173,109
EnPro Industries, Inc.	1,412	80,795	–	–	1,412	80,795
Fastenal Co.	2,106	88,831	–	–	2,106	88,831
General Electric Co. #	5,164	137,207	–	–	5,164	137,207
HEICO Corp. #	2,481	144,642			2,481	144,642
Hexcel Corp. #	2,048	101,867			2,048	101,867
McGrath RentCorp	2,904	88,369	–	–	2,904	88,369
United Rentals, Inc.* #	1,703	149,217	–	–	1,703	149,217
Woodward, Inc. #	2,629	144,569	–	–	2,629	144,569
		1,205,201	–	–		1,205,201
Information Technology - 23.4%
Apple, Inc.	2,706	339,400	–	–	2,706	339,400
BroadSoft, Inc.* #	4,294	148,444	–	–	4,294	148,444
Check Point Software Technologies, Ltd.* #	1,934	153,850	–	–	1,934	153,850
Demandware, Inc.* #	1,731	123,039	–	–	1,731	123,039
eBay, Inc.* #	2,223	133,913	–	–	2,223	133,913
Electro Rent Corp.	5,191	56,374	–	–	5,191	56,374
Facebook, Inc.*	1,466	125,731	–	–	1,466	125,731
Fair Isaac Corp. #	2,460	223,319	–	–	2,460	223,319
Google, Inc. — Class A*	143	77,226	–	–	143	77,226
Google, Inc. — Class C*	143	74,433	–	–	143	74,433
Interactive Intelligence Group, Inc.* #	2,763	122,871	–	–	2,763	122,871
M/A-COM Technology Solutions Holdings*#	3,584	137,088	–	–	3,584	137,088
National Instruments Corp. #	2,991	88,115	–	–	2,991	88,115
NXP Semiconductors NV*	1,579	155,058	–	–	1,579	155,058
Pegasystems, Inc. #	4,511	103,257	–	–	4,511	103,257
salesforce.com, Inc.*	2,246	156,389	–	–	2,246	156,389
Stratasys, Ltd.*	2,573	89,875	–	–	2,573	89,875
Visa, Inc.	2,960	198,764	–	–	2,960	198,764
		2,507,146		–		2,507,146

Table of Contents - Statement/Prospectus

Brown Advisory Opportunity Fund	Brown Advisory Global Leaders Fund	Brown Advisory Global Leaders Fund Pro Forma Combined

Security Description
Materials - 2.6%	Shares	Value $	Shares	Value $	Shares	Value $
Ecolab, Inc.	1,711	193,463	–	–	1,711	193,463
Praxair, Inc. #	692	82,728	–	–	692	82,728
		276,191	–	–		276,191
Telecommunication Services – 0.6%
Zayo Group Holdings, Inc.* #	2,350	60,442	–	–	2,350	60,442

Total Common Stocks (Cost $7,781,369)		10,495,843		–		10,495,843

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
DWS Cash Account Trust - Government & Agency Securities Portfolio – Institutional Shares, 0.04% (a)	210,435	210,435	–	–	210,435	210,435
Total Short-Term Investments (Cost $210,435)		210,435		–		210,435

Total Investments – 100.0% (Cost $7,991,804)		10,706,278		–		10,706,278
Liabilities in Excess of Other Assets – (0.0)%		(984)		–		(984)
NET ASSETS - 100.0%		$10,705,294		$–		$10,705,294

*	Non-income producing security.
(a)	Annualized seven-day yield as of June 30, 2015
#	Security is anticipated to be sold by the Acquired Fund prior to combination with the Acquiring Fund.

Table of Contents - Statement/Prospectus

Brown Advisory Global Leaders Fund
Pro Forma Statement of Assets and Liabilities
June 30, 2015 (Unaudited)

	Brown Advisory Opportunity Fund	Brown Advisory Global Leaders Fund	Brown Advisory Global Leaders Fund Pro Forma Combined
ASSETS
Investments
Total investments, at cost	$7,991,804	$-	$7,991,804
Net unrealized appreciation	2,714,474	-	2,714,474
Total investments, at market value	10,706,278	-	10,706,278

Cash	976		976
Receivables:
Interest and dividends	10,056	-	10,056
Prepaid expenses and other assets	17,793		17,793
Total Assets	10,735,103	-	10,735,103

LIABILITIES
Accrued liabilities:
Investment advisory fees, net	6,745	-	6,745
Administration, accounting and transfer agent fees	1,289	-	1,289
Custodian fees	237	-	237
Service fees	1,344	-	1,344
Business management fees	448		448
Other liabilities	19,746	-	19,746

Total Liabilities	29,809	-	29,809

NET ASSETS	$10,705,294	$-	$10,705,294

COMPONENTS OF NET ASSETS
Paid-in-capital	$13,062,817	$-	$13,062,817
Accumulated net investment loss	(39,115)	-	(39,115)
Accumulated net realized loss	(5,032,882)	-	(5,032,882)
Unrealized appreciation on investments	2,714,474	-	2,714,474
NET ASSETS	$10,705,294	$-	$10,705,294

COMPUTATION OF NET ASSET VALUE
Investor Shares:
Net assets	$10,705,294	$-	$10,705,294
Shares outstanding (unlimited shares authorized)	433,583	-	433,583
Net asset value per share	$24.69	-	$24.69

Table of Contents - Statement/Prospectus

Brown Advisory Global Leaders Fund
Pro Forma Statement of Operations
For the Fiscal Year Ended June 30, 2015 (Unaudited)

	Brown Advisory Opportunity Fund	Brown Advisory Global Leaders Fund	Pro Forma Adjustments		Brown Advisory Global Leaders Fund Pro Forma Combined
INVESTMENT INCOME
Dividend income	$107,742	-	$-		$107,742
Less: foreign taxes withheld	(520)	-	-		(520)
Interest income	76	-	-		76
Total Investment Income	107,298	-	-		107,298

EXPENSES
Investment advisory fees	98,121	-	(23,087	)(a)	75,034
Service fees	17,315	-	-		17,315
Registration fees	19,773	-	-		19,773
Professional fees	19,350	-	-		19,350
Business management fees	5,772	-	-		5,772
Administration, accounting and transfer agent fees	7,633	-	-		7,633
Miscellaneous expenses	4,430	-	-		4,430
Custodian fees	1,239	-	-		1,239
Trustees fees and expenses	594	-	-		594
Insurance fees	212	-	-		212
Total Expenses	174,439	-	(23,087)		151,352
Expenses waived by adviser – expense cap (Note 3)	(1,285)	-	(51,946	)(b)	(53,231)
Net Expenses	173,154	-	-		98,121
NET INVESTMENT INCOME (LOSS)	(65,856)	-	-		9,177
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	1,367,669	-	-		1,367,669
Net change in unrealized depreciation	(474,987)	-	-		(474,987)
NET REALIZED AND UNREALIZED GAIN	892,682	-	-		892,682
INCREASE IN NET ASSETS FROM OPERATIONS	$826,826	-	$75,033		$901,859

(a)	Reflects reduction of annual advisory fee from 0.85% to 0.65% of average net assets.
(b)	Reflects reduction of expense cap from 1.50% to 0.85% of average net assets.

Table of Contents - Statement/Prospectus

Notes to Combined Pro Forma Financial Statements of
Brown Advisory Opportunity Fund and Brown Advisory Global Leaders Fund
June 30, 2015
(Unaudited)
________________________________________________________________________

1.	Basis of Combination

The accompanying unaudited Pro Forma Combined Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations (“Pro Forma Financial Statements”) are presented to show the effect of the proposed Reorganization of the Brown Advisory Opportunity Fund (the “Acquired Fund”) into the Brown Advisory Global Leaders Fund (the “Acquiring Fund”, collectively, “The Funds”) as if the Reorganization had taken place on June 30, 2015.  The Pro Forma Financial Statements and notes to financial statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to management investment companies which are disclosed in the historical financial statements of each Fund, as applicable.

Each class of shares of the Funds have equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts and shareholder reporting.  Marketing and distribution expenses are allocated to each class of shares based on a method approved by the Board of Trustees.  Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Brown Advisory Opportunity Fund and the Brown Advisory Global Leaders Fund will be accounted for by the method for tax-free mergers of investment companies.  The Reorganization would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Brown Advisory Global Leaders Fund at net asset value.  The Pro Forma Combined Schedule of Investments and the Pro Form Combining Statement of Assets and Liabilities are as of June 30, 2015 and the Pro Forma Combined Statement of Operations is for the fiscal year ended June 30, 2015.  Following the combination, the Brown Advisory Global Leaders Fund will be the accounting survivor.  In accordance with U.S. GAAP, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for the pre-combination periods of the surviving fund will not be restated.

The Pro Forma Statement of Operations has been adjusted to reflect the anticipated changes in advisory fees and the expense cap as a result of the combination, for the fiscal year ended June 30, 2015.  Other expenses which may change as a result of the combination are undeterminable at this time.

All costs with respect to the Reorganization, other than brokerage costs incurred in transitioning the Acquired Fund’s portfolio, will be borne by Brown Advisory LLC (the “Adviser”).  In connection with the Reorganization, it is anticipated that the Acquired Fund will sell certain of its portfolio securities which are not intended to be retained by the Acquiring Fund.  If such securities had been sold on June 30, 2015, the sale of these portfolio securities by the Acquired Fund would have totaled approximately $5,361,861.  The brokerage costs estimated to be incurred with respect to the sale of these portfolio securities is approximately $4,280 (or approximately $.0.00987 per share).

2.  General Information

A. Security Valuation - The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Table of Contents - Statement/Prospectus

Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities.

For foreign securities that are traded on foreign exchanges, the Funds have selected Interactive Data Corporation (“IDC”) to provide pricing data for those such securities that are held by the Funds. The use of IDC’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds that are traded on those foreign exchanges. The Funds utilize a confidence interval when determining whether or not to utilize these prices provided by IDC. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. IDC provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by IDC is equal to or greater than a predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at that price. If the confidence interval provided by IDC is less than the predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.  Such debt securities are typically categorized as Level 2.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. The Funds did not hold any options during the fiscal year ended June 30, 2015, but such options would typically be considered Level 2 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1 securities.

Forward foreign currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2 securities.

Credit default swaps are valued based upon the daily closing price of the underlying index or reference entity and are categorized as Level 2 securities.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2015, the Acquired Fund did not hold any fair valued securities.

Table of Contents - Statement/Prospectus

The following is a summary of inputs used to value the Funds’ investments as of June 30, 2015 :

Brown Advisory Opportunity Fund

	Level 1	Level 2	Level 3
Common Stocks	$10,495,843	$--	$--
Short-Term Investments	210,435	$--	$--
Total Investments in Securities	$10,706,278	$--	$--

Brown Advisory Global Leaders Fund

	Level 1	Level 2	Level 3
Common Stocks	$--	$--	$--
Short-Term Investments	$--	$--	$--
Total Investments in Securities	$--	$--	$--

Brown Advisory Global Leaders Fund Pro Forma Combined

	Level 1	Level 2	Level 3
Common Stocks	$10,495,843	$--	$--
Short-Term Investments	210,435	$--	$--
Total Investments in Securities	$10,706,278	$--	$--

B. Share Valuation – The NAV is determined by dividing the value of the Funds’ securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Funds’ share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  Each Fund charges a 1.00% redemption fee on shares redeemed or exchanged within 14 days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

3.  Advisory Fees and Expense Limitation Agreement

Brown Advisory LLC (the “Adviser”) provides the Acquired Fund with investment management services under an Investment Advisory Agreement.  As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.85% based upon the average daily net assets of the Acquired Fund.  For the fiscal year ended June 30, 2015, the Acquired Fund incurred $98,121 in advisory fees.  The Adviser also provides investment management services under an Investment Advisory Agreement to the Acquiring Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.65% based upon the average daily net assets of the Acquiring Fund.  If the combination were effective for the fiscal year ended June 30, 2015, the Combined Fund would have incurred $75,034 in advisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain Fund expenses in order to limit the Acquired Fund’s total annual operating expenses to 1.50% for Investor Shares.  The Adviser has also agreed to waive fees and/or reimburse certain Fund expenses in order to limit the Acquiring Fund’s total annual operating expenses to 0.85% for Investor Shares.

The Adviser is also entitled to a business management fee of 0.05% of each Fund’s average daily net assets, accrued daily and payable monthly in exchange for its non-investment advisory services provided to the Funds.  These services include the Adviser’s oversight and supervision of the Funds’ service providers, reporting to the Board of Trustees, and other services necessary to the operations of the Funds and the Trust.  If the combination were effective for the fiscal year ended June 30, 2015, the Combined Fund would have incurred $5,772 in business management fees.

Table of Contents - Statement/Prospectus

4.  Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

The Funds have analyzed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years as of June 30, 2015.  The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.

The Acquired Fund did not make any distributions to shareholders for the fiscal year ended June 30, 2015.

The cost basis of investments for federal income tax purposes of the Acquired Fund as of June 30, 2015 is as follows:

Tax Cost of Investments	$8,002,293
Gross tax unrealized appreciation	3,039,602
Gross tax unrealized depreciation	(335,617)
Net tax unrealized appreciation	$2,703,985

At June 30, 2015, the components of distributable earnings (accumulated losses) for the Acquired Fund on a tax basis were as follows:

Accumulated losses	(5,061,508)
Total accumulated losses	$(2,357,523)

At June 30, 2015, the Acquired Fund had the following capital loss carryforwards available:

Expiring June 30, 2016	Expiring June 30, 2017	Total
$4,287,457	$734,936	$5,022,393

The Reorganization would impact the use of the Acquired Fund’s existing capital loss carryforwards in the following manner: (1) the carryforwards expiring June 30, 2016 would only be available to be used by the Acquired Fund prior to the date of the Reorganization.  If these carryforwards were not used by the Acquired Fund prior to the date of the Reorganization, they would expire unused and would not be available to the combined fund subsequent to the Reorganization; (2) the carryforwards would benefit the shareholders of the Combined Fund, rather than only the shareholders of the Acquired Fund; (3) the amount of the carryforwards that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Acquired Fund at the time of the Reorganization, and this yearly limitation will be increased by any capital gains realized after the Reorganization on securities held by the Acquired Fund that had unrealized appreciation at the time of the Reorganization; and (4) any gains recognized after the Reorganization that are attributable to appreciation in the Acquired Fund’s portfolio at the time of the Reorganization would not be able to be offset by the capital loss carryforward of the Acquiring Fund.

The combination of the above referenced limitations on the use of loss carryforwards may result in a significant portion of the Acquired Fund’s loss carryforwards expiring unused.  There are no assurances that either Fund would be able to utilize the capital loss carryforwards in the absence of the Reorganization.  The capital loss carryforwards and limitations described above may change significantly between now and the Reorganization Closing Date.  Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  The combination of these factors on the use of the capital loss carryforwards may result in some portion of the loss carryforwards expiring unused.

Table of Contents - Statement/Prospectus

6.  Shareholder Servicing Fees

Each Fund has adopted a Shareholder Servicing Plan (the “Plan”) under which the Investor Shares of the Funds may pay a fee of up to 0.15% of the average daily net assets of the Investor Shares for shareholder services provided to the Funds by financial institutions, including the Adviser.   For the fiscal year ended June 30, 2015, the Investor Shares of the Acquired Fund incurred $17,315 in shareholder servicing fees.  If the combination were effective for the fiscal year ended June 30, 2015, the Combined Fund would have incurred $17,315 in shareholder servicing fees.

Table of Contents - Statement/Prospectus

BROWN ADVISORY FUNDS

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article VII, Section 3 of the Registrant’s Declaration of Trust which is incorporated by reference herein. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

 ITEM 16. EXHIBITS

(1)	(a)
Charter of Registrant – the Certificate of Trust of the Registrant was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on May 7, 2012 and is incorporated by reference herein.

(b)
Charter of Registrant – the Declaration of Trust of the Registrant was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on May 7, 2012 and is incorporated by reference herein.

(2)		By-Laws of Registrant – the By-Laws of the Registrant were previously filed with the Registrant’s Initial Registration Statement on Form N-1A on May 7, 2012 and are incorporated by reference herein.

(3)		Voting Trust Agreements – not applicable.

(4)		Agreement and Plan of Reorganization – filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Instruments defining the rights of holders of the securities being registered - included in relevant portions of the Declaration of Trust and By-Laws of the Registrant which are each incorporated by reference herein.

(6)	(a)
The Investment Advisory Agreement between the Registrant and Brown Advisory LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference herein.

(b)
The Investment Sub-Advisory Agreement between Brown Advisory LLC and Brown Advisory Limited with respect to the Acquiring Fund was previously filed with Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A on May 7, 2015 and is incorporated by reference herein.

(c)
Expense Limitation Agreement between the Registrant and Brown Advisory LLC was previously filed with Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference herein.

(d)
Amended Schedule A to the Expense Limitation Agreement between the Registrant and Brown Advisory LLC adding the Acquiring Fund to the Expense Limitation Agreement was previously filed with Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A on May 7, 2015 and is incorporate by reference herein.

(7)
The Distribution Agreement between the Registrant and Quasar Distributors, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference herein.

(8)		Bonus, profit sharing, pension or other similar contracts or arrangements – not applicable.

(9)
The Custody Agreement between the Registrant and U.S. Bank National Association was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference herein.

(10)	(a)
The Shareholder Servicing Plan of the Registrant was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference herein.

(b)
The Rule 18f-3 Multiple Class Plan of the Registrant was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on June 22, 2012 and is incorporated by reference herein.

(11)		Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters – filed herewith.

(12)
The Form of Opinion and Consent of Dechert LLP regarding tax matters was previously filed with the Registrant’s Initial Registration Statement on Form N-14 on July 29, 2015 and is incorporated by reference herein.

(13)		Other materials contracts – not applicable.

(14)		Other opinions - Consent of Independent Registered Public Accounting Firm – filed herewith.

(15)		Omitted financial statements – not applicable.

(16)		Powers of Attorney were previously filed with the Registrant’s Initial Registration Statement on Form N-14 on July 29, 2015 and are incorporated by reference herein.

ITEM 17. UNDERTAKINGS

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

Table of Contents - Statement/Prospectus

SIGNATURES

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Baltimore and State of Maryland, on the 16th day of September, 2015.

Brown Advisory Funds

By: /s/ David M. Churchill
David M. Churchill, President

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on the 17th day of September, 2015.

/s/ David M. Churchill
David M. Churchill	President
September 16, 2015

/s/ Jason T. Meix
Jason T. Meix	Treasurer
September 16, 2015

Michael D. Hankin*
Michael D. Hankin	Trustee
September 16, 2015

Joseph R. Hardiman*
Joseph R. Hardiman	Trustee and Chairman of the Board
September 16, 2015

Henry H. Hopkins*
Henry H. Hopkins	Trustee
September 16, 2015

Kyle P. Legg*
Kyle P. Legg	Trustee
September 16, 2015

Neal F. Triplett*
Neal F. Triplett	Trustee
September 16, 2015

Thomas F. O’Neil III*
Thomas F. O’Neil III	Trustee
September 16, 2015

*By:	/s/ Patrick W. D. Turley
Patrick W. D. Turley
As attorney-in-fact pursuant to powers of attorney filed with the initial Registration Statement on Form N-14 filed on July 29, 2015.

EXHIBIT LIST

Exhibit No.	Description of Exhibit

11	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters

14	Consent of Independent Registered Public Accounting Firm

Exhibit No. 11

Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters

DECHERT LLP
1900 K Street, N.W.
Washington, D.C. 20006
(202) 261-3300

September 16, 2015

The Board of Trustees Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, Maryland 21231
Ladies and Gentlemen:

We have acted as counsel to Brown Advisory Funds, a Delaware statutory trust (the “Trust”), on behalf of its separate investment series the Brown Advisory Global Leaders Fund (the “Acquiring Fund”), in connection with the acquisition by the Acquiring Fund of all of the assets and the assumption by the Acquiring Fund of all of the liabilities of the Brown Advisory Opportunity Fund (the “Acquired Fund”), another separate investment series of the Trust, in exchange for shares of beneficial interest of the Acquiring Fund (the “Reorganization”).  The authorized shares of beneficial interest of the Acquiring Fund intended to be issued in connection with the Reorganization are hereinafter referred to as the “Shares”, and you have requested our legal opinion regarding certain matters with respect to the Shares.

In connection therewith, we have examined and relied upon originals or copies, certified or otherwise identified to our satisfaction, of: (i) the Declaration of Trust of the Trust as currently in effect; (ii) the By-Laws of the Trust as currently in effect; (iii) a copy of the form of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of the Trust to be filed with the U.S. Securities and Exchange Commission with respect to the Reorganization (the “Registration Statement”); (iv) pertinent provisions of the laws of the State of Delaware; (v) a certificate issued by the Secretary of the State of Delaware dated as of the date hereof with respect to the Trust, and (vi) such other documents as we have deemed relevant for purposes of rendering our opinion.

We have accepted, without independent verification, the genuineness of all signatures (whether original or photostatic), the legal capacity of all natural persons at all relevant times and the authenticity of all documents submitted to us as originals and the conformity to authentic original documents of all documents submitted to us as certified, conformed, photostatic or facsimile copies and the accuracy of all certificates of public officials.

Based on such examination, we are of the opinion that the Shares to be offered for sale by the Trust with respect to the Acquiring Fund, when issued in the manner contemplated by the Registration Statement, will be legally issued, fully paid and non-assessable by the Trust.

The foregoing expresses our opinion as to the Delaware statutory trust law governing the authorization and issuance of the Shares, but does not extend to the securities or “Blue Sky” laws of the State of Delaware or to federal securities or other laws.

We are members of the Bar of the District of Columbia and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the District of Columbia.  We note that we are not licensed to practice law in the State of Delaware, and to the extent that any opinion herein involves the laws of the State of Delaware, such opinion should be understood to be based solely upon our review of the documents referred to above and the published statutes and case law of the State of Delaware.

We consent to the use of this opinion as an exhibit to the Registration Statement.

/s/ Dechert LLP

Exhibit No. 14

Consent of Independent Registered Public Accounting Firm

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the references to our firm in the Registration Statement on Form N-14 of Brown Advisory Funds with respect to the Brown Advisory Opportunity Fund and the Brown Advisory Global Leaders Fund, each a series of shares of Brown Advisory Funds, and to the use of our report dated August 28, 2015 on the financial statements and financial highlights included in the 2015 Annual Report.  Such financial statements and financial highlights appear in the 2015 Annual Report to Shareholders, which is incorporated by reference on Form N-14.

     /s/TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 16, 2015